Above / below market acquired charters (Tables)	6 Months Ended
Jun. 30, 2021
Above Below Market Acquired Charters
Above / below market acquired time charters (Table)

An analysis of above / below market acquired time charters is as follows:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2021	34,579	—
Additions	—	(12,657)
(Amortization) / accretion	(4,196)	979
Carrying amount as at June 30, 2021	30,383	(11,678)

Above / below market acquired time charters - Amortization Schedule (Table)

As of June 30, 2021 the remaining carrying amount of unamortized above / below market acquired time charters was $30,383 and $11,678 respectively and will be amortized / accreted in future years as follows:

For the twelve-month periods ended June 30,	Above market acquired charters	Below market acquired charters
2022	8,371	(2,834)
2023	8,371	(2,834)
2024	8,385	(2,841)
2025	5,256	(2,823)
2026	—	(346)
Total	30,383	(11,678)